Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2024 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Communication Services - 3.8%
Cogent Communications Holdings, Inc.	402,562	$26,299,375
Pinterest, Inc. - Class A(a)	1,070,916	37,128,658
Take-Two Interactive Software, Inc.(a)	154,418	22,929,529
		86,357,562

Consumer Discretionary - 9.0%
Bright Horizons Family Solutions, Inc.(a)	706,627	80,103,236
Churchill Downs, Inc.	129,987	16,085,891
Clarus Corp.	1,452,560	9,804,780
First Watch Restaurant Group, Inc.(a)	514,014	12,655,025
Mister Car Wash, Inc.(a)	4,709,565	36,499,129
TopBuild Corp.(a)	73,651	32,460,205
Vizio Holding Corp. - Class A(a)	1,231,517	13,472,796
XPEL, Inc.(a)	94,276	5,092,790
		206,173,852

Consumer Staples - 2.9%
Casey's General Stores, Inc.	177,163	56,417,557
Simply Good Foods Co.(a)	323,601	11,012,142
		67,429,699

Energy - 3.4%
Cactus, Inc. - Class A	402,055	20,138,935
ChampionX Corp.	1,600,735	57,450,379
		77,589,314

Financials - 4.9%
Houlihan Lokey, Inc. - Class A	133,739	17,144,002
Prosperity Bancshares, Inc.	811,549	53,383,693
WEX, Inc.(a)	174,324	41,407,180
		111,934,875

Health Care - 23.1%
Accolade, Inc.(a)	1,828,497	19,162,649
agilon health, Inc.(a)	815,161	4,972,482
Arvinas, Inc.(a)	87,927	3,629,627
Ascendis Pharma A/S ADR(a)	190,056	28,730,766
Bio-Techne Corp.	307,091	21,616,135
Blueprint Medicines Corp.(a)	203,727	19,325,543
Bruker Corp.	530,596	49,844,188
Cytokinetics, Inc.(a)	218,664	15,330,533
Definitive Healthcare Corp. - Class A(a)	1,357,913	10,958,358
Encompass Health Corp.	567,357	46,852,341
Establishment Labs Holdings, Inc.(a)	1,160,465	59,067,668
HealthEquity, Inc.(a)	544,982	44,486,881
Immunome, Inc.(a)	201,030	4,961,420
Inari Medical, Inc.(a)	526,693	25,270,730
LifeStance Health Group, Inc.(a)	1,933,728	11,931,102
NeoGenomics, Inc.(a)	3,048,087	47,915,928
Neurocrine Biosciences, Inc.(a)	350,289	48,311,859
OrthoPediatrics Corp.(a)	491,021	14,318,172
Phreesia, Inc.(a)	1,300,448	31,119,721
SI-BONE, Inc.(a)	1,285,006	21,035,548
		528,841,651

Industrials - 20.6%
AZEK Co., Inc. - Class A(a)	511,630	25,694,059
Casella Waste Systems, Inc. - Class A(a)	432,841	42,794,990
Curtiss-Wright Corp.	111,794	28,612,556
EnPro Industries, Inc.	94,134	15,886,995
Fluor Corp.(a)	514,637	21,758,852
FTI Consulting, Inc.(a)	144,929	30,477,119
IDEX Corp.	92,806	22,646,520
John Bean Technologies Corp.	180,126	18,893,416
Knight-Swift Transportation Holdings, Inc. - Class A	85,529	4,705,806
MSA Safety, Inc.	225,333	43,622,215
Mueller Water Products, Inc. - Class A	1,130,090	18,183,148
Rentokil Initial PLC ADR - ADR	1,100,321	33,174,678
SiteOne Landscape Supply, Inc.(a)	97,004	16,932,048
SPX Technologies, Inc.(a)	114,952	14,154,040
Valmont Industries, Inc.	133,538	30,484,055
Waste Connections, Inc.	271,932	46,775,023
Woodward, Inc.	194,249	29,937,656
Zurn Elkay Water Solutions Corp.	850,364	28,461,683
		473,194,859

Information Technology - 19.7%
Bentley Systems, Inc. - Class B	212,074	11,074,504
BlackLine, Inc.(a)	540,078	34,878,237
CCC Intelligent Solutions Holdings, Inc.(a)	3,400,133	40,665,591
Clear Secure, Inc. - Class A	1,107,469	23,555,866
Clearwater Analytics Holdings, Inc. - Class A(a)	389,549	6,891,122
Dynatrace, Inc.(a)	764,072	35,483,504
Entegris, Inc.	318,722	44,793,190
Envestnet, Inc.(a)	549,442	31,818,186
Guidewire Software, Inc.(a)	188,214	21,966,456
Infinera Corp.(a)	5,169,807	31,173,936
Lattice Semiconductor Corp.(a)	260,296	20,362,956
Littelfuse, Inc.	100,678	24,399,313
Onto Innovation, Inc.(a)	60,914	11,030,307
Power Integrations, Inc.	353,140	25,267,167
PROS Holdings, Inc.(a)	913,669	33,193,595
SiTime Corp.(a)	143,012	13,333,009
Sprout Social, Inc. - Class A(a)	218,780	13,063,354
Workiva, Inc. - Class A(a)	345,236	29,276,013
		452,226,306

Materials - 3.5%
HB Fuller Co.	523,375	41,733,923
Quaker Chemical Corp.	192,008	39,409,642
		81,143,565

Real Estate - 0.6%
DigitalBridge Group, Inc. - Class A	764,721	14,736,174
TOTAL COMMON STOCKS (Cost $1,607,485,142)		2,099,627,857

EXCHANGE TRADED FUNDS - 2.1%
SPDR S&P Biotech Exchange Traded Fund	509,869	48,381,469
TOTAL EXCHANGE TRADED FUNDS (Cost $40,942,427)		48,381,469

REAL ESTATE INVESTMENT TRUSTS - 1.5%
EastGroup Properties, Inc.	194,330	34,934,704
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $20,497,840)		34,934,704

PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P.(a)(b)(e)	19,200	1,047,133
StepStone VC Global Partners V-B, L.P.(a)(c)(e)	91,769	100,412
		1,147,545
TOTAL PRIVATE PLACEMENTS (Cost $0)		1,147,545

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
First American Government Obligations Fund - Class Z, 5.19%(d)	106,702,122	106,702,122
TOTAL SHORT-TERM INVESTMENTS (Cost $106,702,122)		106,702,122

TOTAL INVESTMENTS - 99.9% (Cost $1,775,627,531)		$2,290,793,697
Other Assets in Excess of Liabilities - 0.1%		2,377,981
TOTAL NET ASSETS - 100.0%		$2,293,171,678

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(d)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(e)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3

Common Stocks	2,099,627,857	–	--
Exchange Traded Funds	48,381,469	–	–
Real Estate Investment Trusts	34,934,704	–	–
Private Placements	–	–	1,147,545
Money Market Funds	106,702,122	–	–
	2,289,646,152	–	1,147,545

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.